9. Debt Discount	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Quarter Three Report [Member]
9. Debt Discount

Note 9 Debt Discount

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

The Company recorded a derivative expense of $0 and $0 for the three-months ended September 30, 2015 and 2014 respectively and $0 and $568,485 for the nine-months ended September 30, 2015 and 2014.

Accumulated amortization of derivative discount amounted to $953,982 as of September 30, 2015 and $2,575,239 for the year ended December 31, 2014.

Quarter One Report [Member]
9. Debt Discount

Note 8 Debt Discount

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

The Company recorded a derivative expense of $272,292 and $89,779 for the three months ended March 31, 2015 and 2014 respectively.

The Company recorded amortization of derivative discount expense of $536,401 as of March 31, 2015 and $1,507,107 for the year ended December 31, 2014.